Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0002038378
Registrant Name	ACCO GROUP HOLDINGS LIMITED
Registration File Number	333-288756
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES